Deferred Revenue - Disclosure of Deferred Revenue (Detail) $ in Thousands	Mar. 31, 2018 USD ($)
Disclosure of deferred income [Line Items]
Deferred revenue total	$ 1,353
Deferred revenue, non-current	91
Deferred revenue, current	1,262
Global Distribution System Provider [Member]
Disclosure of deferred income [Line Items]
Deferred revenue total	91
Loyalty Programme [Member]
Disclosure of deferred income [Line Items]
Deferred revenue total	937
Others [Member]
Disclosure of deferred income [Line Items]
Deferred revenue total	$ 325